SUBSEQUENT EVENTS (Details) - TKB CRITICAL TECHNOLOGIES 1	Mar. 02, 2023 USD ($)	Jan. 18, 2023 $ / shares shares	Jan. 11, 2023 USD ($)	Jan. 10, 2023 $ / shares shares	Jan. 05, 2023 USD ($) shares	Mar. 27, 2023 USD ($)	Mar. 26, 2023 USD ($)	Jan. 27, 2023 USD ($) $ / shares shares	Jan. 26, 2023 USD ($)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Common Class B
Subsequent Event
Common stock, par value (in dollars per share) | $ / shares											$ 0.0001
Common stock, shares, issued (in shares)										5,750,000	5,750,000
Common stock, shares, outstanding (in shares)										5,750,000	5,750,000
Common Class A
Subsequent Event
Common stock, par value (in dollars per share) | $ / shares										$ 0.0001
Common stock, shares, issued (in shares)										0	0
Common stock, shares, outstanding (in shares)										0	0
Subsequent Event
Subsequent Event
Common stock, par value (in dollars per share) | $ / shares				$ 0.001
Subsequent Event | Phelan Notes
Subsequent Event
Aggregate principal | $									$ 750,000
Amount drawn | $									250,000
Outstanding debt | $									$ 375,000
Subsequent Event | Common Class B
Subsequent Event
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Shares forfeited (in shares)				1,725,000
Conversion of Shares, Shares Converted		5,650,000
Common stock, shares, issued (in shares)		100,000
Common stock, shares, outstanding (in shares)		100,000
Subsequent Event | Private Placement
Subsequent Event
Warrants forfeited (in shares)				3,225,000
Subsequent Event | Common Class A
Subsequent Event
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Common stock, shares, issued (in shares)		28,650,000
Common stock, shares, outstanding (in shares)		28,650,000
Number of shares authorized to be repurchased (in shares)								17,533,296
Authorized repurchase amount per share (in dollars per share) | $ / shares								$ 10.38
Redemption amount | $								$ 181,900,000
Subsequent Event | Wejo Group Limited
Subsequent Event
Ownership interest, minority interest (percentage)				14.69%
Subsequent Event | TKB CRITICAL TECHNOLOGIES 1
Subsequent Event
Ownership interest, parent (percentage)				50.00%
Subsequent Event | Wejo Group Limited
Subsequent Event
Working capital | $	$ 45,000		$ 250,000		$ 295,000
Subsequent Event | Wejo Group Limited | Wejo Group Limited
Subsequent Event
Business Combination Reimbursement Threshold | $						$ 1,000,000	$ 250,000
Business Combination Deb Related Reimbursement Threshold | $						$ 500,000
Subsequent Event | Wejo Group Limited | Private Placement
Subsequent Event
Shares issued related or assumption agreement (in shares)					250,000
Subsequent Event | Wejo Group Limited | Founder Stock
Subsequent Event
Shares issued related or assumption agreement (in shares)					83,250
Subsequent Event | TKB Shareholders
Subsequent Event
Exchange ratio, weighted average divisor | $ / shares				$ 11.25
Subsequent Event | TKB Shareholders | Minimum
Subsequent Event
Exchange ratio				3.75
Subsequent Event | TKB Shareholders | Maximum
Subsequent Event
Exchange ratio				22.50